EQUITY - Interim dividend and interest on equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Apr. 11, 2019	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EQUITY
Allocation of income to additional dividend proposed	R$ 2,468,684
Net income for the year			R$ 5,001,014	R$ 8,928,258	R$ 4,608,790
Allocation to legal reserve			(250,051)	(446,413)
Tax incentives - not distributable			(18,166)	(11,529)
Adjusted net income			4,732,797	8,470,316
Dividend and IOE distributed for the year:			(3,588,000)	(4,550,000)	R$ (2,416,639)
Interest on equity (gross)			(2,588,000)	(4,550,000)
Interim dividends			(1,000,000)
Balance of unallocated net income			1,144,797	3,920,316
Reversal special reserve for modernization and expansion			1,700,000	297,000
Effects of the initial adoption of IFRS 9 and 15, net of taxes in 01.01.18		R$ (138,663)		(138,663)
Unclaimed dividends and interest on equity			82,898	152,770
Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes			(132,120)	(62,739)
Income available to be distributed			2,795,575	4,168,684
Proposal for Distributions: Special reserve for modernization and expansion			600,000	1,700,000
Proposal for Distributions: Additional proposed dividends			2,195,575	2,468,684
Proposed additional dividends - Net income for the year			495,575	2,171,684
Proposed additional dividends - Based on prior year's net income, referring to the reversal of the special reserve for expansion and modernization			R$ 1,700,000	R$ 297,000
Mandatory minimum dividend - as percentage of adjusted net income			25.00%	25.00%
Mandatory minimum dividend - 25% of adjusted net income			R$ 1,183,199	R$ 2,117,579
Common shares
EQUITY
Dividend and IOE distributed for the year:			R$ (1,134,517)	R$ (1,438,699)
Total proposed for deliberation - per share			R$ 1.219339	R$ 1.371013
Preferred shares
EQUITY
Dividend and IOE distributed for the year:			R$ (2,453,483)	R$ (3,111,301)
Total proposed for deliberation - per share			R$ 1.341273	R$ 1.508114
Percentage of increase in amount allocated to common share			10.00%	10.00%	10.00%